LONG-TERM INVESTMENTS, NET - Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
LONG-TERM INVESTMENTS
Cost investment	¥ 140,837		¥ 169,905		¥ 521,863
Share equity gain (loss)	(24,170)		(45,789)		(31,487)
Investment in an equity investee	116,667	$ 17,880	124,116	$ 124,116	490,376
Cost of investments incurred during the period	(29,068)		(351,958)
Share equity gain (loss) incurred during the period	10,274		(34,263)
Derecognize of share equity loss			19,961
Derecognize of share equity (gain) loss	11,345
Yizhuang Venture Investment Fund
LONG-TERM INVESTMENTS
Cost investment	101,000		101,000		101,000
Share equity gain (loss)	1,683		7,152		25,681
Investment in an equity investee	102,683	15,737	108,152	108,152	126,681
Share equity gain (loss) incurred during the period	12,254		1,671
Derecognize of share equity loss			(20,200)
Derecognize of share equity (gain) loss	(17,723)
Shihua DC Investment Holdings Limited
LONG-TERM INVESTMENTS
Cost investment			29,068		366,623
Share equity gain (loss)			(29,068)		(33,658)
Investment in an equity investee					332,965
Cost of investments incurred during the period	(29,068)		(337,555)
Share equity gain (loss) incurred during the period			(17,718)
Derecognize of share equity loss			22,308
Derecognize of share equity (gain) loss	29,068
Jingliang Inter Cloud
LONG-TERM INVESTMENTS
Cost investment	6,000		6,000		6,000
Share equity gain (loss)	(2,831)		(1,928)		(34)
Investment in an equity investee	3,169	486	4,072	4,072	5,966
Share equity gain (loss) incurred during the period	(903)		(1,894)
Jingliang Century Cloud
LONG-TERM INVESTMENTS
Cost investment	4,000		4,000		4,000
Investment in an equity investee	4,000	613	4,000	4,000	4,000
Huaye Cloud
LONG-TERM INVESTMENTS
Cost investment					23,333
Share equity gain (loss)					(6,319)
Investment in an equity investee					17,014
Cost of investments incurred during the period			(23,333)
Share equity gain (loss) incurred during the period			(11,534)
Derecognize of share equity loss			17,853
ZJK Energy
LONG-TERM INVESTMENTS
Cost investment	5,907		5,907		5,907
Share equity gain (loss)	(2,748)		(1,945)		(2,157)
Investment in an equity investee	3,159	484	3,962	3,962	3,750
Share equity gain (loss) incurred during the period	(803)		212
WiFire Group ("WiFire Group")
LONG-TERM INVESTMENTS
Cost investment	20,000		20,000		15,000
Share equity gain (loss)	(20,000)		(20,000)		¥ (15,000)
Cost of investments incurred during the period			5,000
Share equity gain (loss) incurred during the period			(5,000)
Chengdu Qidi Chengxin Education Limit ("Qidi Chengxin")
LONG-TERM INVESTMENTS
Cost investment	3,930		3,930
Share equity gain (loss)	(274)
Investment in an equity investee	3,656	$ 560	3,930	$ 3,930
Cost of investments incurred during the period			¥ 3,930
Share equity gain (loss) incurred during the period	¥ (274)